Financial Instruments By Category - Summary of Financial Liabilities (Detail) - HKD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Accounts payable	$ 201,986,202	$ 492,039,336
Margin loans payable		317,722,438
Financial liabilities included in other payables and accruals	54,162,984	66,043,431
Bank borrowings	232,280,000	0
Derivative financial liability	12,954,313	20,813,810
Convertible bond	103,278,429	95,995,690
Financial liabilities	604,661,928	992,614,705
Financial liabilities at amortized cost [Member]
Disclosure of financial liabilities [line items]
Accounts payable	201,986,202	492,039,336
Margin loans payable		317,722,438
Financial liabilities included in other payables and accruals	54,162,984	66,043,431
Bank borrowings	232,280,000
Convertible bond	103,278,429	95,995,690
Financial liabilities	591,707,615	971,800,895
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Derivative financial liability	12,954,313	20,813,810
Financial liabilities	$ 12,954,313	$ 20,813,810